INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Raw materials	90,308	155,433
Work-in-process	69,132	117,509
Finished goods	536,541	919,432
	695,981	1,192,374

Finished goods include modules of $181,012 and $163,078 as of December 31, 2020 and 2021, respectively, that allow solar energy systems to qualify for the U.S. Federal Investment Tax Credit by satisfying the 5% safe harbor method outlined in the U.S. Internal Revenue Service (IRS) guidance notice.

In 2019, 2020 and 2021, inventory was written down by $19,447, $42,907 and $14,070, respectively, to reflect the lower of cost and net realizable value.